Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment
12.	Property, plant and equipment

	Land (Note 1)	Buildings and structures (Note 1)	Transportation equipment	Office equipment	Other equipment (Note 2)	Total
At January 1, 2023
Cost	$12,718,015	$3,246,249	$31,504	$1,635,691	$12,112,226	$29,743,685
Accumulated depreciation	-	(845,603)	(25,807)	(793,341)	(11,946,367)	(13,611,118)
	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567
2023
January 1	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567
Additions	-	10,600	-	108,851	118,113	237,564
Disposals	-	-	(2,408)	(3,808)	-	(6,216)
Depreciation expenses	-	(76,102)	(3,248)	(263,500)	(164,176)	(507,026)
Reclassification	-	-	-	(1,649)	-	(1,649)
Net exchange differences	19,287	2,657	(41)	(964)	2,786	23,725
December 31	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965

At December 31, 2023
Cost	$12,737,302	$3,261,934	$21,773	$1,700,073	$11,744,573	$29,465,655
Accumulated depreciation	-	(924,133)	(21,773)	(1,018,793)	(11,621,991)	(13,586,690)
	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965

	Land (Note 1)	Buildings and structures (Note 1)	Transportation equipment	Office equipment	Other equipment (Note 2)	Total
At January 1, 2022
Cost	$14,110,197	$3,575,363	$34,953	$7,238,662	$33,427,990	$58,387,165
Accumulated depreciation	-	(853,996)	(22,879)	(3,065,014)	(20,050,206)	(23,992,095)
	$14,110,197	$2,721,367	$12,074	$4,173,648	$13,377,784	$34,395,070
2022
January 1	$14,110,197	$2,721,367	$12,074	$4,173,648	$13,377,784	$34,395,070
Additions	-	24,368	-	653,628	2,208,757	2,886,753
Disposals (Note 3)	-	-	-	(2,590,890)	(9,977,212)	(12,568,102)
Depreciation expenses	-	(78,172)	(5,343)	(1,329,350)	(4,484,888)	(5,897,753)
Net exchange differences	(1,392,182)	(266,917)	(1,034)	(64,686)	(958,582)	(2,683,401)
December 31	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567

At December 31, 2022
Cost	$12,718,015	$3,246,249	$31,504	$1,635,691	$12,112,226	$29,743,685
Accumulated depreciation	-	(845,603)	(25,807)	(793,341)	(11,946,367)	(13,611,118)
	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567

Note 1: Information relating to property, plant and equipment that were pledged to others as collaterals is provided in Note 39.

Note 2: Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.

Note 3: Information relating to purchase of treasury shares by transferring property, plant and equipment, as part of considerations, with Koh Sih-Ping, the former Director and CEO of the Company, is provided in Note 38.